Income Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ (497)	$ 1,788,821	$ 1,724,427
Income tax of changes in cash flow hedge transactions	(25,701,599)	(21,116,234)	31,468,824
Total income tax relating to components of other comprehensive income	$ (25,702,096)	$ (19,327,413)	$ 33,193,251